Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Intangible Assets and Goodwill

Particulars	Goodwill	Customer Relationship	Non- Compete	Brand / Trade Mark	Technology Related Development Cost	Software	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2018	1,004,354	3,632	470	151,067	51,244	7,092	3,647	1,221,506
Acquisitions through business combination	6,304	3,073	189	706	2,098	—	—	12,370
Additions/Adjustment*	—	—	—	—	5,565	141	559	6,265
Effect of movements in foreign exchange rates	(64,335)	(188)	(7)	(9,100)	(2,789)	(435)	(189)	(77,043)
Balance as at March 31, 2019	946,323	6,517	652	142,673	56,118	6,798	4,017	1,163,098
Balance as at April 1, 2019	946,323	6,517	652	142,673	56,118	6,798	4,017	1,163,098
Acquisitions through business combination	10,433	4,858	287	558	1,089	—	—	17,225
Additions/Adjustment*	—	—	—	—	8,469	363	505	9,337
Disposals	—	—	—	—	(1,635)	(202)	—	(1,837)
Effect of movements in foreign exchange rates	(67,723)	(704)	(40)	(9,506)	(3,881)	(475)	(265)	(82,594)
Balance as at March 31, 2020	889,033	10,671	899	133,725	60,160	6,484	4,257	1,105,229
Accumulated amortization
Balance as at April 1, 2018	9,625	1,277	463	26,857	27,491	5,643	2,633	73,989
Amortization for the year	—	876	21	13,221	8,174	630	—	22,922
Effect of movements in foreign exchange rates	—	(18)	(5)	(983)	(1,213)	(342)	(128)	(2,689)
Balance as at March 31, 2019	9,625	2,135	479	39,095	34,452	5,931	2,505	94,222
Balance as at April 1, 2019	9,625	2,135	479	39,095	34,452	5,931	2,505	94,222
Amortization for the year	—	1,533	63	13,129	9,207	403	—	24,335
Impairment for the year	272,160	—	—	—	—	—	—	272,160
Disposals	—	—	—	—	(1,515)	(205)	—	(1,720)
Effect of movements in foreign exchange rates	—	(154)	(12)	(2,739)	(2,298)	(423)	(132)	(5,758)
Balance as at March 31, 2020	281,785	3,514	530	49,485	39,846	5,706	2,373	383,239
Carrying amounts
As at April 1, 2018	994,729	2,355	7	124,210	23,753	1,449	1,014	1,147,517
As at March 31, 2019	936,698	4,382	173	103,578	21,666	867	1,512	1,068,876
As at April 1, 2019	936,698	4,382	173	103,578	21,666	867	1,512	1,068,876
As at March 31, 2020	607,248	7,157	369	84,240	20,314	778	1,884	721,990

*

Represents addition of USD 8,488 (March 31, 2019: USD 6,052) to capital work-in-progress, adjusted for amounts capitalized out of capital-work-in progress amounting to USD 7,983 (March 31, 2019: USD 5,493)

Summary of Goodwill Allocated to Acquired Subsidiaries Level
	As at March 31
Particulars	2019	2020
ibibo Group - Go ibibo	782,375	447,712
ibibo Group - redBus	144,390	141,737
Other units without significant goodwill	9,933	17,799
Total	936,698	607,248

ibibo Group - Go ibibo [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value in use were as follows.

	As at March 31
Particulars	2019	2020
Discount rate (pre-tax)	19.6%	17.4%
Discount rate (post-tax)	15.8%	15.5%
Terminal value growth rate	3.5%	4.5%
Revenue growth rate	17.5 - 21.8%	(59.9)% - 147.1%
EBITDA margin (5 years)	(5.7)% - 43.0%	(25.8)% - 30.4%

ibibo Group - redBus [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections	The key assumptions used in the estimation of value in use were as follows:
	As at March 31
Particulars	2019	2020
Discount rate (pre-tax)	18.5%	20.1%
Discount rate (post-tax)	15.5%	16.0%
Terminal value growth rate	4.0%	4.0%
Revenue growth rate	19.8% - 45.6%	(24.2)% - 48.6%
EBITDA margin (5 years)	(0.4)% - 16.0%	1.33% - 23.1%